FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Thousands		Mar. 31, 2023		Dec. 31, 2022		Mar. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 3,282		$ 7,253			$ 62,937
Restricted Cash		34		34		$ 185	185
Cash and investment in severance benefit accounts		3,102		3,161			3,687
Subordinated term loan		42,449	[1]	41,528	[1],[2]		37,991	[2]
Subordinated Debt	[2]			11,119			10,577
Senior Term Loans		40,993	[1]	40,529	[1],[2]		41,063	[2]
Convertible Debt		45,492		43,928			41,343
Long-term debt
Public Warrants		575	[3]	345	[3]		8,510
Warrant		29	[3]	36	[3],[4]		1,317	[4]
Cash and cash equivalents		3,282		7,253			62,937
Subordinated Debt		11,256	[1]	11,119	[1]		10,577
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents				7,253			62,937
Restricted Cash		34		34			185
Cash and investment in severance benefit accounts		3,102		3,161			3,687
Public Warrants		575	[3]	345	[3]		8,510
Cash and cash equivalents		3,282		7,253
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Subordinated term loan		23,474	[1]	25,503	[1],[2]		28,376	[2]
Subordinated Debt	[2]			7,386			7,674
Senior Term Loans		35,188	[1]	36,680	[1],[2]		43,276	[2]
Convertible Debt		45,880		48,249			44,494
Long-term debt
Subordinated Debt	[1]	7,001		7,386
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant		$ 29	[3]	$ 36	[3],[4]		$ 1,317	[4]

[1]	As of March 31, 2023 and December 31, 2022, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the subordinated term loan – related party, subordinated debt and senior term loan were 33.98%, 37.59% and 28.00%, respectively, as of March 31, 2023 and 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022.
[2]	As of December 31, 2022 and 2021, the fair value of the subordinated term loan, subordinated debt and senior term loan considered the senior status of the senior term loan under the Fortress Credit Agreement, followed by the junior status of the subordinated term loan and subordinated debt. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 23.00%, 27.18% and 28.78%, respectively, as of December 31, 2022. The implied yields of the senior term loan, subordinated term loan and subordinated debt were 13.8%, 17.16% and 16.83%, respectively, as of December 31, 2021.
[3]	As of March 31, 2023 and December 31, 2022, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s condensed consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants as of March 31, 2023 were as follows:
[4]	As of December 31, 2022 and 2021, the fair value of warrants outstanding that are classified as liabilities are included in other long-term liabilities in the Company’s consolidated balance sheets. The key inputs to the valuation models that were utilized to estimate the fair value of the Post-Combination Warrants and Private Placement Warrants were as follows as of December 31, 2022: